UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
September 30, 2013

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS - 140.2% (95.4% of Total Investments)
	Common Stocks - 104.5% (71.1% of Total Investments)
	Aerospace & Defense - 2.0%
48,000	Raytheon Company				$ 3,699,360
	Airlines - 0.6%
83,200	Controladora Vuela Compania de Aviacion SAB de CV, (2)				1,206,400
	Automobiles - 3.0%
158,000	General Motors Company, (2)				5,683,260
	Capital Markets - 3.6%
116,200	Ares Capital Corporation				2,009,098
102,000	Bank of New York Company, Inc.				3,079,380
126,500	Medley Capital Corporation				1,744,435
	Total Capital Markets				6,832,913
	Chemicals - 1.1%
48,000	Mosaic Company				2,064,960
	Commercial Banks - 3.5%
161,500	Wells Fargo & Company				6,673,180
	Communications Equipment - 5.5%
296,000	Cisco Systems, Inc.				6,932,320
261,200	Ericsson LM Telefonaktiebolaget, Sponsored ADR				3,487,020
	Total Communications Equipment				10,419,340
	Consumer Finance - 2.3%
64,200	Capital One Financial Corporation				4,413,108
	Diversified Financial Services - 7.2%
135,000	Citigroup Inc.				6,548,850
136,000	JPMorgan Chase & Co.				7,029,840
	Total Diversified Financial Services				13,578,690
	Diversified Telecommunication Services - 1.0%
29,400	CenturyLink, Inc.				922,572
221,700	Frontier Communications Corporation				924,489
	Total Diversified Telecommunication Services				1,847,061
	Electric Utilities - 1.1%
66,200	NRG Yield, Inc., Class A, (2)				2,005,198
	Food & Staples Retailing - 3.4%
163,000	Carrefour SA, (3)				1,108,400
92,000	CVS Caremark Corporation				5,221,000
	Total Food & Staples Retailing				6,329,400
	Household Products - 1.2%
30,200	Procter & Gamble Company				2,282,818
	Industrial Conglomerates - 1.2%
93,500	General Electric Company				2,233,715
	Insurance - 9.8%
164,000	American International Group				7,975,320
165,100	Hartford Financial Services Group, Inc.				5,137,912
12,600	Swiss Re AG, (3)				1,042,279
142,800	Unum Group				4,346,832
	Total Insurance				18,502,343
	Machinery - 2.2%
32,500	Ingersoll-Rand PLC				2,110,550
34,700	PACCAR Inc.				1,931,402
	Total Machinery				4,041,952
	Media - 13.0%
300,000	Interpublic Group Companies, Inc.				5,154,000
15,760	Metro-Goldwyn-Mayer, (2)				851,040
199,000	National CineMedia, Inc.				3,753,140
98,800	Time Warner Inc.				6,502,028
3,958	Tribune Company, (2)				249,710
3,185	Tribune Company, (4)				—
61,100	Twenty-First Century Fox Inc., Class A				2,046,850
71,000	Viacom Inc., Class B				5,934,180
	Total Media				24,490,948
	Metals & Mining - 2.3%
79,400	AngloGold Ashanti Limited, Sponsored ADR				1,054,432
298,900	AuRico Gold Inc.				1,138,809
111,600	Barrick Gold Corporation				2,077,992
	Total Metals & Mining				4,271,233
	Oil, Gas & Consumable Fuels - 7.8%
58,600	Canadian Natural Resources Limited				1,842,384
79,200	Royal Dutch Shell PLC, Class A				5,201,856
338,800	Talisman Energy Inc.				3,896,200
63,700	Total SA, Sponsored ADR				3,689,504
	Total Oil, Gas & Consumable Fuels				14,629,944
	Pharmaceuticals - 16.4%
57,400	AstraZeneca PLC, Sponsored ADR				2,980,782
141,625	GlaxoSmithKline PLC, Sponsored ADR				7,105,326
61,200	Merck & Company Inc.				2,913,732
307,600	Pfizer Inc.				8,831,196
32,400	Roche Holdings AG, Sponsored ADR, (3)				2,187,972
134,000	Sanofi SA				6,784,420
	Total Pharmaceuticals				30,803,428
	Semiconductors & Equipment - 3.3%
41,500	Analog Devices, Inc.				1,952,575
121,000	Applied Materials, Inc.				2,122,340
50,700	Microchip Technology Incorporated				2,042,703
	Total Semiconductors & Equipment				6,117,618
	Software - 6.8%
169,800	CA Inc.				5,037,966
185,900	Microsoft Corporation, (5)				6,192,329
45,000	Oracle Corporation				1,492,650
	Total Software				12,722,945
	Thrifts & Mortgage Finance - 1.4%
136,500	PennyMac Financial Services Inc., (2)				2,564,835
	Tobacco - 1.5%
33,200	Philip Morris International				2,874,788
	Wireless Telecommunication Services - 3.3%
176,700	Vodafone Group PLC, Sponsored ADR				6,216,306
	Total Common Stocks (cost $152,437,250)				196,505,743
Shares	Description (1)	Coupon		Ratings (6)	Value
	Convertible Preferred Securities - 0.2% (0.2% of Total Investments)
	Commercial Banks - 0.2%
400	Wells Fargo & Company	7.500%		BBB+	$ 455,004
	Total Convertible Preferred Securities (cost $337,080)				455,004
Shares	Description (1)	Coupon		Ratings (6)	Value
	$25 Par (or similar) Retail Structures - 8.7% (5.9% of Total Investments)
	Capital Markets - 0.4%
10,000	Charles Schwab Corporation	6.000%		BBB+	$ 226,400
30,000	State Street Corporation	5.250%		BBB+	613,800
	Total Capital Markets				840,200
	Commercial Banks - 2.1%
30,000	BB&T Corporation	5.850%		BBB	644,100
6,525	Cobank Agricultural Credit Bank, (7)	6.250%		A-	620,079
10,000	Cullen/Frost Bankers, Inc.	5.375%		BBB+	211,200
29,235	First Republic Bank of San Francisco	6.200%		BBB	653,402
10,000	First Republic Bank of San Francisco	6.700%		BBB	237,000
5,510	FirstMerit Corporation	5.875%		BBB-	117,914
25,000	Morgan Stanley, (2)	7.125%		BB+	630,000
9,200	PNC Financial Services	6.125%		BBB	232,208
25,000	U.S. Bancorp	6.500%		BBB+	649,750
	Total Commercial Banks				3,995,653
	Consumer Finance - 0.4%
30,000	HSBC Finance Corporation	6.360%		BBB+	711,900
	Diversified Consumer Services - 0.3%
23,775	Gabelli Equity Trust	5.000%		AAA	506,645
	Electric Utilities - 1.5%
10,000	Alabama Power Company, (7)	6.450%		A-	258,438
18,150	Alabama Power Company, (7)	6.500%		A-	462,259
10,000	Connecticut Power & Light Company, (7)	4.960%		BBB	496,875
5,000	Georgia Power Company, (7)	6.500%		A-	502,656
5,000	Gulf Power Company, (7)	6.450%		BBB+	500,866
25,381	SCE Trust I	5.625%		Baa2	521,580
	Total Electric Utilities				2,742,674
	Insurance - 3.3%
25,000	Allstate Corporation, (2)	6.750%		BBB-	626,250
28,093	Arch Capital Group Limited	6.750%		BBB	679,570
15,410	Aspen Insurance Holdings Limited	7.250%		BBB-	386,175
10,400	Aspen Insurance Holdings Limited	7.401%		BBB-	267,176
25,000	Axis Capital Holdings Limited	6.875%		BBB	594,250
15,000	Endurance Specialty Holdings Limited	7.500%		BBB-	374,100
25,000	Endurance Specialty Holdings Limited	7.750%		BBB-	633,000
35,000	MetLife Inc.	6.500%		Baa2	871,150
35,000	PartnerRe Limited	7.250%		BBB+	880,600
30,000	Principal Financial Group	6.518%		BBB	746,100
10,000	RenaissanceRe Holdings Limited	6.080%		BBB+	232,700
	Total Insurance				6,291,071
	Oil, Gas & Consumable Fuels - 0.3%
20,000	Kayne Anderson MLP Trust	4.600%		AA	497,000
	Thrifts & Mortgage Finance - 0.4%
35,000	Federal Agricultural Mortgage Corporation	5.875%		N/R	710,500
	Total $25 Par (or similar) Retail Structures (cost $16,727,482)				16,295,643
Principal
Amount (000)	Description (1)	Coupon	Maturity (8)	Ratings (6)	Value
	Variable Rate Senior Loan Interests - 25.6% (17.4% of Total Investments) (9)
	Aerospace & Defense - 0.2%
$ 437	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B1	$ 434,288
	Airlines - 0.3%
498	Delta Air Lines, Inc., Term Loan B1	4.000%	10/18/18	Ba1	499,764
	Auto Components - 1.0%
1,290	Federal-Mogul Corporation, Tranche B, Term Loan	2.116%	12/29/14	B1	1,270,292
658	Federal-Mogul Corporation, Tranche C, Term Loan	2.118%	12/28/15	B1	648,108
1,948	Total Auto Components				1,918,400
	Biotechnology - 0.5%
875	Grifols, Inc., Term Loan	4.250%	6/01/17	Ba1	882,574
	Capital Markets - 0.3%
500	Guggenheim Partners LLC, Initial Term Loan	4.000%	7/22/20	N/R	502,375
	Chemicals - 0.5%
973	Univar, Inc., Term Loan	5.000%	6/30/17	B+	940,038
	Computers & Peripherals - 0.5%
1,000	Dell, Inc., Term Loan B, WI/DD	TBD	TBD	BB+	985,104
	Consumer Finance - 0.2%
360	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B	360,990
	Containers & Packaging - 1.2%
341	Pact Group, Inc., Term Loan B	3.750%	5/22/20	Ba3	337,198
1,576	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	1,583,038
355	Sealed Air Corporation, Term Loan B1	4.000%	10/03/18	Ba1	358,613
2,272	Total Containers & Packaging				2,278,849
	Diversified Consumer Services - 0.5%
1,000	Hilton Hotels Corporation, Term Loan B2, WI/DD	TBD	TBD	BB	1,000,104
	Diversified Financial Services - 0.2%
436	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	439,060
	Diversified Other - 0.3%
500	Rexnord LLC, Term Loan B	4.000%	8/21/20	B+	495,000
	Diversified Telecommunication Services - 0.5%
849	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.250%	4/02/18	BB-	852,954
	Food Products - 2.5%
992	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	999,324
1,396	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	1,403,571
1,238	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	1,248,213
971	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	968,840
4,597	Total Food Products				4,619,948
	Health Care Equipment & Supplies - 0.8%
1,474	Kinetic Concepts, Inc., Term Loan D1	4.500%	5/04/18	Ba3	1,485,387
	Health Care Providers & Services - 2.3%
992	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	997,959
977	Golden Living, Term Loan	5.000%	5/04/18	B1	936,751
1,000	HCA, Inc., Tranche B4, Term Loan	2.929%	5/01/18	BB	999,583
76	HCA, Inc., Tranche B5, Term Loan	2.998%	3/31/17	BB	75,898
898	Kindred Healthcare, Inc., Term Loan B1	4.250%	6/01/18	Ba3	898,374
463	Select Medical Corporation, Term Loan B	4.001%	6/01/18	Ba2	465,687
4,406	Total Health Care Providers & Services				4,374,252
	Hotels, Restaurants & Leisure - 2.1%
948	24 Hour Fitness Worldwide, Inc., Term Loan B	5.250%	4/22/16	Ba3	957,542
994	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	991,614
1,206	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB-	1,194,038
733	Six Flags Theme Parks, Inc., Term Loan B, First Lien	4.000%	12/20/18	BB+	739,771
3,881	Total Hotels, Restaurants & Leisure				3,882,965
	Household Durables - 1.0%
1,000	Jarden Corporation, Term Loan B1, WI/DD	TBD	TBD	BBB-	1,001,250
809	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	803,915
1,809	Total Household Durables				1,805,165
	Household Products - 0.2%
400	Spectrum Brands, Inc., Term Loan A	3.000%	9/11/17	BB	400,177
	Industrial Conglomerates - 0.5%
995	DuPont Performance Coatings, Dollar Term Loan B	4.750%	2/03/20	B+	999,531
	Internet & Catalog Retail - 0.3%
652	Burlington Coat Factory Warehouse Corporation, Term Loan B2	4.250%	2/16/17	B+	654,416
	IT Services - 0.1%
110	SunGard Data Systems, Inc., Term Loan B	1.929%	2/28/14	BB	110,176
	Machinery - 0.1%
270	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	267,900
	Media - 3.7%
247	Clear Channel Communications, Inc., Tranche D, Term Loan	6.929%	1/30/19	CCC+	229,029
726	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	739,938
1,244	Interactive Data Corporation, Term Loan	3.750%	1/31/18	Ba3	1,241,379
1,000	Kabel Deutschland GmbH, Term Loan F1	3.250%	1/20/19	Ba2	1,001,875
500	Media General, Inc., Delayed Draw, Term Loan, (10)	0.500%	7/31/20	BB-	501,871
261	Nielsen Finance LLC, Term Loan E	2.932%	5/01/16	BBB-	261,902
500	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	497,500
844	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	846,784
1,556	Univision Communications, Inc., Term Loan C1	4.500%	3/01/20	B+	1,551,798
6,878	Total Media				6,872,076
	Oil, Gas & Consumable Fuels - 0.8%
250	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	252,708
387	Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB	389,445
333	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	331,875
500	Fieldwood Energy LLC, Term Loan, First Lien, WI/DD	TBD	TBD	Ba2	500,250
131	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B3	128,512
1,601	Total Oil, Gas & Consumable Fuels				1,602,790
	Pharmaceuticals - 1.4%
735	Quintiles Transnational Corp., Term Loan B2	4.000%	6/08/18	BB-	736,240
1,239	Valeant Pharmaceuticals International, Inc., Term Loan E	4.500%	8/05/20	Ba1	1,249,396
133	Warner Chilcott Company LLC, Term Loan B1 Additional	5.500%	3/15/18	BBB-	132,792
304	Warner Chilcott Corporation, Term Loan B1	5.500%	3/15/18	BBB-	305,030
240	Warner Chilcott Corporation, Term Loan B3	5.500%	3/15/18	BBB-	240,371
2,651	Total Pharmaceuticals				2,663,829
	Real Estate Investment Trust - 0.4%
811	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	814,069
	Road & Rail - 0.2%
404	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/21/17	BB	406,744
	Semiconductors & Equipment - 0.9%
744	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	1/10/20	Ba3	756,936
975	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	Ba3	990,844
1,719	Total Semiconductors & Equipment				1,747,780
	Software - 1.7%
500	Activision Blizzard, Inc., Term Loan B, WI/DD	TBD	TBD	BBB	500,625
840	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	844,858
983	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	984,942
786	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	789,883
3,109	Total Software				3,120,308
	Wireless Telecommunication Services - 0.4%
498	Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	Baa3	493,383
194	Clear Channel Communications, Inc., Tranche B, Term Loan	3.829%	1/29/16	CCC+	183,636
692	Total Wireless Telecommunication Services				677,019
$ 48,107	Total Variable Rate Senior Loan Interests (cost $47,702,013)				48,094,032
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	Corporate Bonds - 0.1% (0.0% of Total Investments)
	Media - 0.1%
$ 133	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	$ 130,340
$ 133	Total Corporate Bonds (cost $110,824)				130,340
Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (6)	Value
	$1,000 Par (or similar) Institutional Structures - 1.1% (0.8% of Total Investments)
	Commercial Banks - 0.3%
500	PNC Financial Services Inc.	6.750%	N/A (11)	BBB	$ 515,000
	Diversified Financial Services - 0.8%
600	General Electric Capital Corporation	7.125%	N/A (11)	AA-	652,500
400	JPMorgan Chase & Company	5.150%	N/A (11)	BBB	350,000
500	JPMorgan Chase & Company	7.900%	N/A (11)	BBB	542,500
	Total Diversified Financial Services				1,545,000
	Insurance - 0.0%
22	Prudential PLC	7.750%	N/A (11)	A-	23,513
	Total $1,000 Par (or similar) Institutional Structures (cost $1,968,642)				2,083,513
	Total Long-Term Investments (cost $219,283,291)				263,564,275
Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 6.8% (4.6% of Total Investments)
$ 9,653	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $9,653,587, collateralized by $9,390,000 U.S. Treasury Bonds, 3.875%, due 8/15/40, value $9,847,763	0.000%	10/01/13		$ 9,653,587
3,132	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $3,131,909, collateralized by $3,235,000 U.S. Treasury Notes, 0.875%, due 1/31/18, value $3,198,606	0.000%	10/01/13		3,131,909
$ 12,785	Total Short-Term Investments (cost $12,785,496)				12,785,496
	Total Investments (cost $232,068,787) - 147.0%				276,349,771
	Borrowings - (45.2)% (12), (13)				(85,000,000)
	Other Assets Less Liabilities - (1.8)% (14)				(3,324,651)
	Net Assets Applicable to Common Shares - 100%				$ 188,025,120

Investments in Derivatives as of September 30, 2013

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (15)	Date	Price	Value (14)
(264)	AngloGold Ashanti Limited	$ (396,000)	1/18/14	$ 15	$ (23,100)
(629)	Interpublic Group Companies, Inc.	(943,500)	10/19/13	15	(136,807)
(682)	Talisman Energy Inc.	(818,400)	10/19/13	12	(15,345)
(271)	Vodafone Group PLC	(867,200)	10/19/13	32	(85,365)
(259)	Vodafone Group PLC	(854,700)	10/19/13	33	(57,628)
(635)	Vodafone Group PLC	(2,159,000)	1/18/14	34	(123,825)
(2,740)	Total Call Options Written (premiums received $246,653)	$ (6,038,800)			$ (442,070)

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (16)	Date	(Depreciation) (14)
JPMorgan	$ 13,975,000	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/11	3/29/14	$ (85,652)
JPMorgan	18,475,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	458,059
JPMorgan	18,475,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	875,942
Morgan Stanley	13,975,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/11	3/29/16	(635,605)
	$ 64,900,000							$ 612,744

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 192,167,092	$ 4,338,651	$ —	$ 196,505,743
Convertible Preferred Securities	455,004	—	—	455,004
$25 Par (or similar) Retail Structures	13,454,470	2,841,173	—	16,295,643
Variable Rate Senior Loan Interests	—	48,094,032	—	48,094,032
Corporate Bonds	—	130,340	—	130,340
$1,000 Par (or similar) Institutional Structures	—	2,083,513	—	2,083,513
Short-Term Investments:
Repurchase Agreements	—	12,785,496	—	12,785,496
Derivatives:
Call Options Written	(442,070)	—	—	(442,070)
Swaps*	—	612,744	—	612,744
Total	$ 205,634,496	$ 70,885,949	$ —	$ 276,520,445

* Represents net unrealized appreciation (depreciation).

** Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $234,156,227.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 51,382,493
Depreciation	(9,188,949)

Net unrealized appreciation (depreciation) of investments	$ 42,193,544

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(4)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.
(8)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(10)	Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of September 30, 2013, the Fund had unfunded senior loan commitments outstanding of $500,000.
(11)	Perpetual security. Maturity date is not applicable.
(12)	Borrowings as a percentage of Total Investments is 30.8%.
(13)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $174,641,776 have been pledged as collateral for Borrowings.

(14)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(16)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/A	Not applicable.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed-delivery basis.
ADR	American Depositary Receipt.
TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013